Dividend	12 Months Ended
Dec. 31, 2020
Dividend [abstract]
Dividend
30	Dividend

An annual dividend in respect of the year ended 31 December 2020 of RMB 0.1 per share, amounting to a total dividend of RMB 1,082,381 thousands, was approved by the Board of Directors on 24 March 2021. This financial statement has not reflected such dividend payable.

An annual dividend in respect of the year ended 31 December 2019 of RMB 0.12 per share, amounting to a total dividend of RMB 1,298,858 thousands, was approved by the Board of Directors on 25 March 2020.